Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Municipal Income Fund
September 30, 2022
XLI-NPRT3-1122
1.9884855.104
Municipal Bonds - 98.7%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	103,873
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	110,000	103,598
4% 12/1/41	85,000	72,391
4% 12/1/49	190,000	153,190
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	100,000	105,083
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,080,375
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	370,777
TOTAL ALABAMA		1,989,287
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	861,066
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	215,000	202,144
TOTAL ALASKA		1,063,210
Arizona - 2.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	185,006
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,062,842
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,494,246
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	400,169
5% 5/1/29	290,000	246,802
5% 5/1/33	565,000	449,389
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (Escrowed to Maturity)	415,000	420,446
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	219,222
1.15% 7/1/27	375,000	321,569
1.3% 7/1/28	485,000	407,214
1.5% 7/1/29	600,000	497,635
1.65% 7/1/30	825,000	673,480
1.7% 7/1/31	450,000	355,361
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	65,000	64,338
Series 2007, 2.7%, tender 8/14/23 (b)(c)	600,000	592,549
Series 2019, 5%, tender 6/3/24 (b)(c)	1,980,000	2,004,916
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	532,207
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	965,825
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	8,695
5% 7/1/48	10,000	8,072
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	101,588
Series 2021 A, 4% 9/1/51	775,000	648,153
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	300,000	230,385
6% 1/1/48 (d)	300,000	209,006
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (c)	300,000	305,176
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,057,091
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	195,388
TOTAL ARIZONA		13,656,770
California - 6.9%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	71,333
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	982,981
Series 2021:
5% 9/1/32	2,175,000	2,422,779
5% 10/1/41	5,435,000	5,800,980
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	445,000	452,267
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	195,636	169,014
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,145,016
Series 2022 C:
5% 8/1/29	155,000	171,136
5% 8/1/32	285,000	316,396
Series 2021 C:
5% 11/1/26	5,000,000	5,342,710
5% 11/1/27	2,380,000	2,573,861
5% 11/1/28	2,500,000	2,735,594
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	80,234
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (c)	175,000	175,287
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,617,466
Series B, 5% 7/1/50	1,070,000	1,116,202
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/24 (c)	310,000	318,632
5% 8/1/25 (c)	110,000	114,304
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,029,580
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	233,252
4% 8/1/34	320,000	319,860
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	105,000	105,747
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	504,569
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	635,000	687,331
5% 5/1/52	1,080,000	1,156,854
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (c)	560,000	579,418
Series 2019 A, 5% 5/1/49 (c)	3,000,000	2,996,224
Series 2019 B, 5% 5/1/49	45,000	46,246
Series 2022 A:
5% 5/1/26 (c)	815,000	839,854
5% 5/1/27 (c)	830,000	859,479
5% 5/1/28 (c)	1,105,000	1,151,234
5% 5/1/29 (c)	740,000	775,348
Series 2022 B, 5% 5/1/52	2,240,000	2,318,556
Univ. of California Revs.:
Series 2018 AZ, 5% 5/15/43	130,000	135,001
Series 2023 BM, 5% 5/15/36 (e)	180,000	195,316
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	187,569
Series 2017 B:
5% 7/1/29	115,000	116,622
5% 7/1/30	230,000	232,840
TOTAL CALIFORNIA		40,077,092
Colorado - 2.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	40,295
5% 10/1/43	50,000	48,842
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	288,594
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	30,876
Bonds Series 2019 B:
5%, tender 8/1/26 (b)	110,000	112,803
5%, tender 11/19/26 (b)	210,000	220,405
Series 2019 A:
5% 11/1/25	435,000	450,194
5% 11/15/39	190,000	198,365
Series 2019 A1, 4% 8/1/44	1,060,000	879,397
Series 2019 A2:
4% 8/1/49	1,365,000	1,092,781
5% 8/1/44	845,000	818,794
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	60,000	59,563
Series 2019 H, 4.25% 11/1/49	30,000	29,774
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	112,761
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	793,322
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	845,502
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (c)	50,000	52,064
Series 2018 A, 5% 12/1/34 (c)	1,125,000	1,162,163
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,261,023
5% 9/15/46	1,820,000	1,925,781
Series 2020 B:
5% 9/15/27	2,000,000	2,164,026
5% 9/15/28	2,000,000	2,188,437
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	242,649
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	196,058
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	41,857
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	239,281
TOTAL COLORADO		15,495,607
Connecticut - 6.6%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	324,766
5% 8/1/33	800,000	862,087
5% 8/1/34	500,000	535,815
Connecticut Gen. Oblig.:
Series 2016 B:
5% 5/15/25	220,000	229,190
5% 5/15/26	125,000	131,898
Series 2016 D, 5% 8/15/25	210,000	219,547
Series 2018 F:
5% 9/15/24	100,000	103,380
5% 9/15/25	100,000	104,670
Series 2019 A:
4% 4/15/37	1,800,000	1,680,857
5% 4/15/26	115,000	121,217
Series 2020 A, 4% 1/15/34	300,000	295,233
Series 2021 A:
3% 1/15/35	1,150,000	978,280
3% 1/15/37	1,910,000	1,572,568
Series 2021 B, 5% 6/1/41	1,125,000	1,185,969
Series 2021 D:
5% 7/15/24	260,000	268,074
5% 7/15/25	430,000	449,017
5% 7/15/26	425,000	449,417
5% 7/15/27	570,000	610,369
5% 7/15/28	655,000	708,721
Series 2022 B, 4% 1/15/37	2,480,000	2,316,251
Series 2022 C:
4% 6/15/39	300,000	276,958
4% 6/15/41	250,000	227,721
5% 6/15/30	400,000	440,937
5% 6/15/31	500,000	553,504
5% 6/15/34	350,000	381,713
5% 6/15/37	250,000	267,420
5% 6/15/38	300,000	318,775
5% 6/15/40	500,000	528,822
5% 6/15/42	500,000	526,294
Series 2022 D, 5% 9/15/30	650,000	717,810
Series 2022:
5% 6/15/28	500,000	540,496
5% 6/15/29	410,000	448,132
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	205,922
5%, tender 1/1/27 (b)	330,000	346,092
Series 2018 K1:
5% 7/1/26	680,000	680,713
5% 7/1/28	1,120,000	1,118,661
Series 2019 A, 5% 7/1/49 (d)	130,000	100,828
Series 2019 Q-1:
5% 11/1/25	90,000	94,343
5% 11/1/26	95,000	100,914
Series 2020 K, 4% 7/1/45	1,000,000	866,634
Series 2021 G:
4% 3/1/46	235,000	207,390
4% 3/1/51	380,000	327,055
Series 2022 M, 4% 7/1/39	415,000	359,124
Series A, 5% 7/1/26	160,000	164,022
Series E, 5% 7/1/42	250,000	248,450
Series K1:
5% 7/1/27	1,100,000	1,100,772
5% 7/1/30	1,000,000	993,293
5% 7/1/34	725,000	699,225
5% 7/1/36	450,000	429,228
5% 7/1/39	490,000	457,527
Series K3, 5% 7/1/43	215,000	195,779
Series L1:
4% 7/1/28	750,000	724,680
4% 7/1/29	750,000	719,621
4% 7/1/30	1,000,000	948,399
Series N:
5% 7/1/25	390,000	390,275
5% 7/1/26	575,000	574,826
5% 7/1/27	430,000	429,046
Series R, 5% 6/1/36	900,000	932,974
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	310,000	293,451
Series 2022 A1:
5% 11/15/26	200,000	210,589
5% 5/15/27	220,000	232,406
5% 11/15/27	230,000	244,179
5% 5/15/28	225,000	239,446
5% 11/15/28	220,000	235,182
5% 5/15/29	225,000	241,032
5% 11/15/29	125,000	133,686
5% 5/15/30	375,000	401,978
5% 11/15/30	175,000	187,686
Series 2022 A2:
5% 5/15/23 (c)	500,000	504,274
5% 11/15/23 (c)	670,000	679,851
5% 5/15/24 (c)	595,000	606,483
5% 11/15/24 (c)	965,000	988,898
5% 5/15/25 (c)	400,000	411,049
5% 11/15/25 (c)	300,000	309,703
5% 5/15/26 (c)	425,000	439,954
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	80,351
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	146,923
TOTAL CONNECTICUT		38,378,822
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	199,275
5% 10/1/44	1,000,000	1,037,182
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (c)	440,000	457,713
Series 2019 A, 5% 10/1/25 (c)	70,000	72,407
Series 2020 A:
5% 10/1/26 (c)	320,000	332,882
5% 10/1/27 (c)	110,000	115,010
5% 10/1/28 (c)	55,000	57,680
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	101,691
5% 10/1/24	100,000	103,239
5% 10/1/25	100,000	104,678
TOTAL DISTRICT OF COLUMBIA		2,581,757
Florida - 4.5%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	252,037
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (c)	45,000	46,038
Series 2017, 5% 10/1/42 (c)	1,365,000	1,363,394
Series 2019 A, 5% 10/1/49 (c)	1,000,000	998,786
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	50,597
Series 2016, 5% 7/1/26	230,000	242,016
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	499,020
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	87,715
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 4% 11/15/38	725,000	656,327
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	391,718
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	135,000	133,457
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2021 B, 5% 9/1/25	325,000	340,634
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	107,235
5% 10/1/29	80,000	81,565
5% 10/1/30	70,000	71,229
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	190,518
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	322,563
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	507,849
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	452,857
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	502,765
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	475,100
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	421,394
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	420,246
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (c)	125,000	127,718
Series 2019 A:
5% 10/1/22 (c)	300,000	300,000
5% 10/1/23 (c)	300,000	304,103
5% 10/1/24 (c)	300,000	307,445
5% 10/1/25 (c)	300,000	310,316
5% 10/1/32 (c)	300,000	311,561
5% 10/1/38 (c)	430,000	435,906
5% 10/1/54 (c)	1,620,000	1,596,139
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (c)	2,750,000	2,860,705
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	660,701
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (c)	620,000	634,422
5% 10/1/38 (c)	80,000	80,007
Series 2016 A, 5% 10/1/29	145,000	151,191
Series 2017 B, 5% 10/1/40 (c)	810,000	810,099
Series 2020 A:
4% 10/1/40	300,000	269,719
5% 10/1/25	245,000	255,539
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	404,449
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (b)	100,000	102,443
Series 2015 A, 5% 5/1/28	290,000	300,136
Series 2015 D, 5% 2/1/26	10,000	10,486
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	169,277
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/39	60,000	60,053
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,505,242
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29	175,000	181,100
5% 11/1/32	200,000	203,636
5% 11/1/34	310,000	307,814
5% 11/1/37	385,000	375,032
5% 11/1/39	400,000	385,089
5% 11/1/41	400,000	381,319
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	484,252
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	343,990
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	104,677
5% 8/15/42	5,000	5,069
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	102,536
Series 2015 A, 5% 12/1/40	410,000	393,106
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	25,742
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	899,770
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	384,661
0% 9/1/35	750,000	387,979
0% 9/1/36	800,000	388,812
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	30,534
5% 10/15/49	60,000	60,786
TOTAL FLORIDA		26,028,621
Georgia - 5.0%
Atlanta Arpt. Rev.:
Series 2014 C, 5% 1/1/29 (c)	140,000	141,437
Series 2019 B, 5% 7/1/25 (c)	60,000	61,903
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	158,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (b)	1,140,000	1,095,787
2.25%, tender 5/25/23 (b)	315,000	311,830
Series 2013 1st, 2.925%, tender 3/12/24 (b)	330,000	322,660
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	223,534
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	35,574
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	208,833
5% 1/1/23	450,000	451,706
5% 1/1/26	165,000	171,293
5% 1/1/30	55,000	58,011
5% 1/1/34	375,000	384,176
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	382,394
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	389,742
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	442,830
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	355,269
4% 1/1/41	480,000	405,721
5% 1/1/23	100,000	100,379
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	205,661
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	441,868
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	420,897
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	382,293
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	346,893
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	294,333
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,100,314
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	3,991
5% 8/1/39	5,000	4,980
5% 8/1/43	5,000	4,786
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	180,903
4% 7/1/43	205,000	178,961
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (b)	585,000	585,917
Series 2018 C, 4%, tender 12/1/23 (b)	500,000	500,993
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	11,855,556
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,373,735
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	187,922
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	245,000	220,649
5% 4/1/24	675,000	690,580
5% 4/1/29	500,000	532,140
5% 4/1/36	135,000	141,508
Series 2020 B:
5% 9/1/25	180,000	188,914
5% 9/1/34	1,000,000	1,087,400
Series A:
5% 6/1/23	80,000	80,858
5% 6/1/24	130,000	133,098
TOTAL GEORGIA		28,846,629
Hawaii - 1.7%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (c)	350,000	357,613
5% 7/1/48 (c)	2,800,000	2,787,925
Series 2022 A, 5% 7/1/42 (c)	1,245,000	1,248,778
Series 2022 B, 5% 7/1/24 (c)	3,350,000	3,422,168
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	40,000	37,345
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,095,644
Series 2017 A, 5% 9/1/33	5,000	5,284
Series 2022 A:
5% 11/1/23	280,000	285,617
5% 11/1/27	345,000	372,097
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	120,482
TOTAL HAWAII		9,732,953
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	20,000	19,712
Series 2021 A, 5% 7/15/31	610,000	669,735
TOTAL IDAHO		689,447
Illinois - 12.5%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,319
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	772,114
Series 2018 A:
5% 12/1/29	350,000	355,536
5% 12/1/30	160,000	161,989
5% 12/1/31	150,000	151,263
Series 2018 C, 5% 12/1/46	3,250,000	3,139,263
Series 2019 A:
5% 12/1/29	125,000	126,684
5% 12/1/30	405,000	409,815
5% 12/1/30	100,000	101,193
Series 2021 B, 5% 12/1/22	500,000	501,172
Series 2022 B:
4% 12/1/35	600,000	527,733
4% 12/1/36	1,005,000	876,391
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	216,801
Series 2020 A:
5% 1/1/27	400,000	407,492
5% 1/1/30	555,000	557,971
Series 2021 A, 5% 1/1/32	7,725,000	7,705,700
Series 2021 B, 4% 1/1/32	375,000	343,957
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (c)	2,000,000	2,002,861
5.5% 1/1/29 (c)	200,000	200,604
Series 2014 B:
5% 1/1/26	100,000	101,694
5% 1/1/28	270,000	274,346
Series 2016 A, 4% 1/1/33 (c)	305,000	279,792
Series 2016 B:
4% 1/1/35	200,000	185,778
5% 1/1/46	2,000,000	2,003,157
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (c)	400,000	394,591
Series 2013 A, 5% 1/1/23 (c)	70,000	70,262
Series 2017 B, 5% 1/1/37	50,000	51,126
Series 2018 A, 5% 1/1/48 (c)	90,000	89,108
Series 2022 C, 5% 1/1/40 (c)(e)	1,850,000	1,862,111
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	50,000	48,582
5% 7/1/48 (c)	600,000	557,379
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	649,221
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/23	10,000	10,174
5% 11/15/31	500,000	520,644
Series 2021 A:
5% 11/15/22	125,000	125,249
5% 11/15/23	35,000	35,611
5% 11/15/24	50,000	51,433
5% 11/15/33	425,000	447,348
Series 2021 B:
4% 11/15/25	180,000	180,404
4% 11/15/26	90,000	89,951
4% 11/15/27	90,000	89,717
4% 11/15/28	45,000	44,793
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	2,100,000	1,866,810
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	407,217
Series 2021 A, 4% 8/15/37	2,155,000	1,974,125
Series 2022 A:
5% 10/1/29	350,000	347,838
5% 10/1/30	230,000	226,761
5% 10/1/31	215,000	209,554
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	208,546
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	211,077
5% 10/1/31	200,000	215,651
5% 10/1/38	200,000	211,137
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/24	45,000	45,481
5% 8/1/30	615,000	622,603
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,431
Series 2016, 5% 10/1/29	30,000	31,281
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	650,283
5% 5/15/43	790,000	778,739
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	15,345
Series 2015 A:
5% 11/15/23	10,000	10,169
5% 11/15/25	150,000	155,520
5% 10/1/35	715,000	736,729
Series 2015 C:
4.125% 8/15/37	60,000	52,849
5% 8/15/26	35,000	35,919
5% 8/15/44	1,380,000	1,358,351
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	66,978
5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	30,000	31,621
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,540
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	47,432
Series 2016 B, 5% 8/15/35	250,000	255,280
Series 2016 C:
4% 2/15/41	35,000	31,936
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,103
5% 2/15/34	50,000	51,174
Series 2016:
5% 12/1/23	155,000	157,453
5% 5/15/29	10,000	10,288
5% 12/1/29	620,000	637,797
5% 12/1/33	485,000	493,241
5% 12/1/40	85,000	83,826
5% 12/1/46	2,695,000	2,619,660
Series 2017 A, 5% 7/15/42	1,000,000	1,010,119
Series 2019:
4% 9/1/35	60,000	52,303
5% 9/1/36	295,000	289,324
5% 9/1/38	100,000	97,042
Illinois Gen. Oblig.:
Series 2013 A, 5% 4/1/23	525,000	528,530
Series 2013, 5% 7/1/23	10,000	10,092
Series 2014:
5% 2/1/25	520,000	526,711
5% 5/1/28	50,000	50,445
Series 2016:
5% 1/1/26	5,000	5,085
5% 2/1/26	400,000	406,829
5% 2/1/27	585,000	596,447
5% 11/1/29	1,400,000	1,420,802
Series 2017 C, 5% 11/1/29	345,000	351,248
Series 2017 D, 5% 11/1/27	850,000	868,840
Series 2017, 4% 2/1/24	30,000	30,024
Series 2018 A:
5% 10/1/24	25,000	25,408
5% 10/1/28	1,500,000	1,534,258
Series 2018 B:
5% 5/1/24	1,500,000	1,522,481
5% 10/1/24	1,050,000	1,067,137
Series 2019 B:
5% 9/1/24	105,000	106,688
5% 9/1/25	20,000	20,338
Series 2020 C, 4% 10/1/37	1,815,000	1,568,776
Series 2021 A, 5% 3/1/32	450,000	457,594
Series 2022 A, 5% 3/1/32	650,000	662,012
Series 2022 B:
5% 3/1/29	650,000	664,835
5% 3/1/33	1,700,000	1,716,446
Series May 2014, 5% 5/1/39	1,600,000	1,562,939
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	765,000	723,280
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	287,531
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	235,685
Series 2019 A, 5% 1/1/44	105,000	107,162
Series A, 5% 1/1/40	220,000	227,995
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	289,382
Series 2015, 4% 2/1/30	800,000	805,135
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,116,560
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	209,022
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	42,308
Series 1994 A, 0% 6/15/25	25,000	22,285
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	928,042
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	18,693
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	124,661
Series 2002, 0% 12/15/23	205,000	195,025
Series 2017 A, 5% 6/15/57	875,000	809,526
Series 2020 A:
4% 6/15/50	1,170,000	896,908
5% 6/15/50	1,730,000	1,615,414
Series 2022 A:
0% 12/15/35	420,000	207,658
0% 6/15/40	1,725,000	641,630
4% 12/15/47	5,000,000	3,896,458
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	403,642
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,375
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	106,346
TOTAL ILLINOIS		72,699,550
Indiana - 0.8%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	41,941
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	100,000	84,801
Indiana Fin. Auth. Rev. Series 2016, 5% 9/1/30	50,000	51,913
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,058,267
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (b)	65,000	64,697
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	120,000	113,792
5% 7/1/25	690,000	717,179
Series 2021 C1, 3% 1/1/52	1,200,000	1,122,482
Series A, 3.75% 1/1/49	365,000	357,277
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2014 D:
5% 1/1/28 (c)	75,000	75,743
5% 1/1/30 (c)	85,000	85,707
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	178,315
Series 2020, 5% 4/1/30	105,000	110,421
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(c)	695,000	713,210
TOTAL INDIANA		4,775,745
Iowa - 0.5%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	35,000	30,927
5% 5/15/48	105,000	90,554
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (c)	155,000	162,915
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	370,222
5% 6/1/27	250,000	257,300
5% 6/1/28	500,000	515,141
5% 6/1/29	600,000	620,984
5% 6/1/30	700,000	723,620
Series 2021 B1, 4% 6/1/49	305,000	269,762
TOTAL IOWA		3,041,425
Kentucky - 1.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	149,747
5% 2/1/25	280,000	285,320
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	886,541
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	357,501
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	182,295
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	83,795
5% 5/1/29	85,000	90,776
5% 5/1/32	20,000	21,307
5% 5/1/33	15,000	15,933
5% 5/1/34	20,000	21,182
5% 5/1/35	10,000	10,392
5% 5/1/36	10,000	10,375
5% 5/1/38	1,000,000	1,030,511
Series A:
4% 11/1/35	600,000	582,701
5% 11/1/29	150,000	160,937
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,490,981
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	72,087
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	89,051
Series 2016 A, 5% 10/1/32	70,000	71,330
Series 2020 A, 4% 10/1/40	195,000	172,684
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	65,000	66,400
TOTAL KENTUCKY		5,851,846
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	191,276
Series 2017, 5% 5/15/27	115,000	119,897
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	15,610
Series 2017 A, 5% 12/15/32	165,000	171,032
Series 2018 E, 5% 7/1/38	100,000	101,564
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (c)	2,000,000	1,955,099
TOTAL LOUISIANA		2,554,478
Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43 (Pre-Refunded to 7/1/23 @ 100)	220,000	222,887
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	40,000	40,525
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	601,190
Series 2016 A:
4% 7/1/41	85,000	70,162
4% 7/1/46	85,000	67,097
5% 7/1/41	25,000	24,625
5% 7/1/46	155,000	150,292
Series 2017 B, 5% 7/1/29	10,000	10,457
Series 2018, 5% 7/1/48	135,000	140,036
TOTAL MAINE		1,327,271
Maryland - 2.2%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/27	2,000,000	2,151,415
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	91,696
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	65,000	64,087
Series 2019 C, 5% 9/1/28	115,000	123,976
Series 2021 C:
0.375% 7/1/23	100,000	97,732
0.6% 7/1/24	600,000	569,309
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/23 (c)	325,000	325,776
5% 7/1/25 (c)	510,000	513,607
5% 7/1/26 (c)	230,000	231,724
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,037,445
Maryland Health & Higher Edl. Series 2021 A:
4% 6/1/55	190,000	146,891
5% 6/1/29	120,000	123,604
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	149,154
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,129,566
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,683,454
5% 10/1/26	1,650,000	1,741,389
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/26	1,420,000	1,505,206
TOTAL MARYLAND		12,686,031
Massachusetts - 3.9%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	886,401
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	371,632
5% 6/1/27	500,000	537,293
5% 6/1/41	1,250,000	1,307,859
Series 2021 A, 5% 6/1/51	1,860,000	1,941,060
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	300,000	300,969
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	35,541
Series 2016 A, 5% 1/1/31	40,000	40,599
Series 2016 I:
5% 7/1/30	195,000	199,559
5% 7/1/41	140,000	137,902
Series 2017 A:
5% 1/1/36	325,000	325,420
5% 1/1/37	1,050,000	1,049,885
Series 2017, 5% 7/1/36	275,000	276,573
Series 2018, 5% 1/1/43	180,000	175,903
Series 2019 K:
5% 7/1/25	125,000	129,592
5% 7/1/26	165,000	172,089
5% 7/1/27	195,000	204,095
Series 2019:
5% 7/1/27	440,000	455,703
5% 9/1/59	510,000	511,047
Series 2020 A:
4% 7/1/45	480,000	393,568
5% 10/15/28	1,000,000	1,098,244
Series 2021 V, 5% 7/1/55	1,245,000	1,312,668
Series 2021:
4% 7/1/26	240,000	231,966
4% 7/1/27	255,000	243,611
4% 7/1/28	325,000	307,068
4% 7/1/29	340,000	317,392
4% 7/1/30	355,000	327,044
4% 7/1/31	370,000	335,702
Series M:
4% 10/1/50	490,000	388,192
5% 10/1/45	370,000	362,001
Massachusetts Edl. Fing. Auth. Rev. Series 2016, 5% 7/1/24 (c)	210,000	214,702
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,074,886
Series 2019 C, 5% 5/1/49	345,000	358,528
Series E, 5% 11/1/50	1,640,000	1,715,700
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	700,000	662,396
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (c)	500,000	508,052
Series 2021 E:
5% 7/1/41 (c)	1,000,000	1,018,023
5% 7/1/46 (c)	290,000	290,913
5% 7/1/51 (c)	1,000,000	999,235
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	230,000	229,705
TOTAL MASSACHUSETTS		22,448,718
Michigan - 1.1%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	40,000	40,330
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	111,873
5% 7/1/25	60,000	61,135
5% 7/1/27	265,000	272,848
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	189,801
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	202,879
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	105,892
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	170,688
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	52,363
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	591,656
Series 2015 A, 5% 8/1/32 (Pre-Refunded to 8/1/24 @ 100)	135,000	138,904
Series 2016:
5% 11/15/26	160,000	167,660
5% 11/15/41	30,000	29,835
Series 2019 A, 5% 11/15/48	55,000	54,683
Series 2020 A, 4% 6/1/49	135,000	108,937
Series 2021:
4% 9/1/31	665,000	653,109
5% 9/1/32	690,000	725,407
5% 9/1/33	650,000	680,189
5% 9/1/36	505,000	524,263
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,497
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	175,000	166,843
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,061,097
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	47,734
Series 2017 B, 5% 12/1/42 (c)	150,000	149,436
Series 2018 D, 5% 12/1/29 (c)	85,000	88,677
TOTAL MICHIGAN		6,406,736
Minnesota - 0.7%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	217,198
5% 2/15/58	270,000	263,690
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	61,548
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/34 (c)	210,000	216,347
5% 1/1/37 (c)	520,000	527,639
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	522,133
5% 10/1/45	30,000	30,291
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	1,947,290
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	255,000	250,085
TOTAL MINNESOTA		4,036,221
Mississippi - 0.2%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	330,000	312,444
5% 6/1/25	750,000	780,655
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	82,005
Series I, 5% 10/1/24	70,000	71,995
TOTAL MISSISSIPPI		1,247,099
Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	105,000	105,020
Series 2021, 4% 3/1/41	250,000	200,726
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,088,042
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	490,223
Series 2018 A, 5% 11/15/43	1,000,000	1,004,207
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	20,000	19,720
Series 2021 A, 3% 5/1/52	540,000	511,252
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	605,970
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	21,075
5.25% 9/1/53	1,240,000	1,045,993
TOTAL MISSOURI		5,092,228
Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	15,000	14,910
Series 2019 B, 4% 6/1/50	10,000	9,822
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	30,706
TOTAL MONTANA		55,438
Nebraska - 1.0%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	725,000	721,556
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	55,000	54,452
Series 2019 E, 3.75% 9/1/49 (c)	75,000	74,007
Series 2022 B:
5% 3/1/25 (c)	1,090,000	1,116,682
5% 9/1/25 (c)	1,105,000	1,137,093
5% 3/1/26 (c)	1,100,000	1,136,781
5% 9/1/26 (c)	1,140,000	1,182,935
5% 3/1/30 (c)	400,000	422,589
TOTAL NEBRASKA		5,846,095
Nevada - 0.5%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	117,816
Clark County School District Series 2017 A, 5% 6/15/25	400,000	417,093
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	375,000	370,116
Series 2019 B, 4% 10/1/49	40,000	39,475
Series 2021 B, 3% 10/1/51	2,095,000	1,958,055
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	182,138
TOTAL NEVADA		3,084,693
New Hampshire - 0.6%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 5% 8/15/30	1,405,000	1,517,520
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	226,047	209,459
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	202,302
5% 8/1/26	105,000	109,182
5% 8/1/37	100,000	100,362
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	1,500,000	1,311,401
TOTAL NEW HAMPSHIRE		3,450,226
New Jersey - 4.5%
New Jersey Econ. Dev. Auth.:
Series 2013, 5% 3/1/27	10,000	10,037
Series A, 5% 11/1/40	360,000	356,728
Series QQQ:
5% 6/15/27	35,000	36,270
5% 6/15/28	40,000	41,702
New Jersey Econ. Dev. Auth. Lease Rev. Series 2018 A, 5% 6/15/23	1,000,000	1,010,599
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	100,000	78,629
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	367,713
Series 2013 NN, 5% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	1,000,000	1,007,527
Series 2013:
5% 3/1/23	25,000	25,162
5% 3/1/24	70,000	70,391
Series 2014 PP:
4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,944
5% 6/15/26	280,000	284,461
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	60,000	61,823
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	70,000	72,068
Series 2015 XX, 4.25% 6/15/26	280,000	281,645
Series 2017 DDD, 5% 6/15/30 (Pre-Refunded to 6/15/27 @ 100)	1,000,000	1,072,905
Series 2018 EEE:
5% 6/15/28	410,000	427,449
5% 6/15/43	1,270,000	1,256,627
Series LLL:
4% 6/15/44	315,000	267,563
5% 6/15/44	180,000	178,116
Series MMM, 4% 6/15/35	90,000	82,147
Series PP, 5% 6/15/31 (Pre-Refunded to 6/15/24 @ 100)	260,000	267,898
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	499,455
Series B, 5% 7/1/30	1,790,000	1,926,970
New Jersey Gen. Oblig.:
Series 2020 A:
4% 6/1/30	185,000	187,087
4% 6/1/31	70,000	70,544
4% 6/1/32	45,000	45,107
5% 6/1/29	205,000	221,944
Series 2021, 2% 6/1/23	5,000,000	4,938,965
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	77,905
5% 7/1/41	65,000	60,484
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (c)	530,000	552,084
Series 2018 B:
5% 12/1/25 (c)	500,000	516,373
5% 12/1/26 (c)	485,000	503,322
5% 12/1/27 (c)	850,000	886,541
Series 2020:
5% 12/1/24 (c)	100,000	102,524
5% 12/1/25 (c)	235,000	243,261
5% 12/1/25 (c)	60,000	61,785
5% 12/1/26 (c)	205,000	213,223
5% 12/1/27 (c)	145,000	151,783
5% 12/1/27 (c)	40,000	41,625
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	194,869
Series D, 5% 1/1/28	170,000	177,593
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	510,486
Series 2010 A, 0% 12/15/27	250,000	202,123
Series 2014 AA, 5% 6/15/25	100,000	101,622
Series 2016 A, 5% 6/15/27	160,000	167,282
Series 2018 A, 5% 12/15/32	100,000	102,355
Series 2021 A, 5% 6/15/33	1,000,000	1,024,666
Series 2022 A, 4% 6/15/39	720,000	629,302
Series 2022 AA:
5% 6/15/33	250,000	255,361
5% 6/15/36	1,460,000	1,473,226
Series AA:
4% 6/15/38	185,000	163,033
4% 6/15/50	400,000	330,267
5% 6/15/40	210,000	208,109
5% 6/15/45	95,000	93,955
Series BB:
5% 6/15/33	1,000,000	1,018,538
5% 6/15/50	70,000	69,204
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	30,000	30,318
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/36	450,000	472,882
5% 11/1/40	150,000	153,367
TOTAL NEW JERSEY		26,007,944
New Mexico - 0.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/23 (c)	450,000	455,666
5% 9/1/26 (c)	1,045,000	1,090,900
5% 9/1/27 (c)	350,000	366,818
5% 9/1/29 (c)	150,000	159,389
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	160,000	157,762
Series 2019 D, 3.75% 1/1/50	50,000	48,938
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	9,117
5% 5/15/39	5,000	4,373
5% 5/15/44	5,000	4,202
5% 5/15/49	15,000	12,217
TOTAL NEW MEXICO		2,309,382
New York - 6.7%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	387,473
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	445,791
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	4,679
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	99,771
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	697,919
5% 4/1/52	520,000	535,820
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	103,179
Series 2021 A1, 5% 8/1/29	1,000,000	1,095,776
Series E, 5% 8/1/30	1,025,000	1,071,765
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	270,000	245,704
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,868,409
Series 2021, 0.6%, tender 7/1/25 (b)	390,000	354,190
Series A 1 B, 5% 5/1/30	490,000	521,204
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,395,233
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	718,358
New York Dorm. Auth. Rev.:
Bonds Series 2019 B2, 5%, tender 5/1/24 (b)	100,000	101,496
Series 2020 A:
4% 9/1/37	350,000	288,897
4% 9/1/39	700,000	566,984
Series 2022 A:
5% 7/15/37	110,000	108,295
5% 7/15/42	310,000	298,320
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	122,004
Series 2016 A, 5% 11/15/31	100,000	101,354
Series 2016 C1, 5% 11/15/33	1,000,000	998,371
Series 2017 B, 5% 11/15/24	565,000	579,287
Series 2017 C1, 5% 11/15/30	325,000	333,103
Series 2017 D:
5% 11/15/25	1,635,000	1,687,168
5% 11/15/30	2,220,000	2,275,347
Series 2020 D:
4% 11/15/46	2,050,000	1,686,684
4% 11/15/47	150,000	122,834
New York State Dorm. Auth.:
Series 2021 A, 4% 3/15/38	1,000,000	933,459
Series 2021 E, 4% 3/15/39	1,000,000	929,642
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	174,096
5% 8/15/28	235,000	257,392
5% 2/15/29	100,000	110,169
5% 8/15/29	200,000	221,700
5% 2/15/30	340,000	378,545
5% 8/15/30	400,000	447,301
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	961,266
Series 2021 K2, 1%, tender 11/1/26 (b)	300,000	265,399
Series J, 0.75% 5/1/25	250,000	231,600
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (c)	765,000	785,638
Series 2021 239, 3.25% 10/1/51	1,025,000	963,964
Series 221, 3.5% 10/1/32 (c)	20,000	19,432
New York State Urban Dev. Corp.:
Series 2020 C, 4% 3/15/39	1,000,000	923,116
Series 2020 E:
4% 3/15/44	1,675,000	1,505,120
4% 3/15/45	1,350,000	1,209,118
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,161,138
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	175,881
New York Trans. Dev. Corp. (Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	380,000	383,425
5% 12/1/33 (c)	590,000	587,002
5% 12/1/34 (c)	645,000	637,397
5% 12/1/35 (c)	325,000	319,200
5% 12/1/36 (c)	220,000	214,260
5% 12/1/37 (c)	590,000	572,851
5% 12/1/38 (c)	1,430,000	1,379,716
5% 12/1/39 (c)	1,090,000	1,049,214
5% 12/1/40 (c)	925,000	888,961
5% 12/1/41 (c)	840,000	804,516
5% 12/1/42 (c)	420,000	400,511
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	406,732
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	609,455
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	300,716
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	100,000	80,779
5.375% 11/1/54 (d)	100,000	78,497
TOTAL NEW YORK		39,182,623
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	210,000	215,464
Series 2017 202, 5% 10/15/29 (c)	500,000	516,795
TOTAL NEW YORK AND NEW JERSEY		732,259
North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	10,769
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	75,386
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (b)	175,000	174,683
Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	286,355
Series 2021 A, 4% 3/1/51	280,000	193,912
TOTAL NORTH CAROLINA		741,105
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	200,000	189,383
Series 2021 B, 3% 7/1/52	650,000	607,535
TOTAL NORTH DAKOTA		796,918
Ohio - 6.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	483,451
Series 2020, 4% 11/15/38	1,500,000	1,258,997
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,386
5% 8/1/26	390,000	408,645
5% 8/1/27	10,000	10,586
5% 8/1/28	10,000	10,636
5% 8/1/29	10,000	10,616
5% 8/1/30	10,000	10,569
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	177,468
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 5% 6/1/34	370,000	380,665
Series 2020 B2, 5% 6/1/55	900,000	756,011
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	149,926
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,448,925
5% 1/1/28	800,000	869,451
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	7,928,442
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	109,141
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	60,000	56,256
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	208,110
5% 12/1/51	200,000	207,481
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,559,799
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	260,206
Series 2019, 5% 2/1/25	160,000	163,682
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	315,000	314,763
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	119,820
5% 3/1/28	140,000	152,499
5% 3/1/29	160,000	176,565
5% 3/1/29	210,000	231,742
5% 3/1/30	190,000	212,293
5% 3/1/30	290,000	324,026
Series 2021 B:
5% 2/1/28	205,000	223,048
5% 2/1/29	385,000	424,407
5% 2/1/30	320,000	357,261
Series 2021 C:
5% 3/15/28	275,000	299,709
5% 3/15/29	480,000	529,961
5% 3/15/30	480,000	536,517
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/24	240,000	244,936
5% 1/1/25	270,000	279,410
5% 1/1/26	320,000	334,693
5% 1/1/27	750,000	793,813
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	33,885
5% 1/15/31	300,000	312,831
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	14,987
Series 2021 C, 3.25% 3/1/51	4,710,000	4,479,178
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	842,471
5% 12/15/26	1,150,000	1,228,132
5% 12/15/27	1,100,000	1,190,393
5% 12/15/28	1,250,000	1,368,344
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	181,110
5% 2/1/26	150,000	158,255
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/26 (e)	1,090,000	1,142,060
5% 2/15/31 (e)	610,000	670,215
5% 2/15/32 (e)	70,000	76,953
5% 2/15/38 (e)	185,000	198,857
Series A, 5% 2/15/51	600,000	629,018
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	102,519
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	222,381
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	215,000	208,272
6% 12/1/29	230,000	222,070
6% 12/1/30	245,000	234,409
6% 12/1/31	260,000	246,078
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	10,000	10,031
TOTAL OHIO		35,807,361
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	200,000	199,220
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	255,646
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
5% 8/1/23	45,000	45,117
5% 8/1/44	125,000	112,991
TOTAL OKLAHOMA		612,974
Oregon - 0.4%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,205,000	1,189,271
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	650,000	648,054
Series 27 A, 5% 7/1/36 (c)	240,000	244,428
TOTAL OREGON		2,081,753
Pennsylvania - 8.8%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (c)	2,105,000	2,090,802
5% 1/1/56 (c)	1,280,000	1,248,747
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	175,000	138,868
4% 12/1/41	270,000	188,108
4.25% 12/1/50	300,000	197,762
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	480,995
5% 7/1/27	475,000	480,731
5% 7/1/28	525,000	530,894
5% 7/1/29	550,000	555,182
5% 7/1/36	120,000	112,067
5% 7/1/38	240,000	221,345
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46 (Pre-Refunded to 11/15/25 @ 100)	2,250,000	2,367,345
Series 2018 A:
5% 11/15/22	100,000	100,199
5% 11/15/25	100,000	104,368
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	327,448
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	445,399
Series 2017, 5% 7/1/28	445,000	438,587
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	16,856
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	36,079
5% 7/15/36	500,000	505,682
Series 2020, 4% 7/15/45	500,000	423,065
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	99,838
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	61,460
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	4,695,540
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	98,899
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	296,344
Series 2019, 4% 9/1/44	185,000	160,006
Series 2020, 5% 4/1/27	300,000	306,430
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36 (Pre-Refunded to 1/15/25 @ 100)	140,000	146,067
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	162,540
Series 2016 A, 5% 8/15/46	50,000	49,148
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	253,078
5% 7/1/24	300,000	307,995
5% 7/1/26	455,000	480,407
5% 7/1/27	500,000	532,225
5% 7/1/34	450,000	477,064
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	508,938
Series 2017, 5% 5/1/35	10,000	10,223
Series 2018 A, 5% 2/15/48	100,000	103,999
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (c)	1,160,000	1,203,257
Series 2021 137, 3% 10/1/51	895,000	830,569
Series 2022 138:
3% 10/1/52	1,400,000	1,297,568
5% 4/1/26	1,100,000	1,154,071
5% 10/1/26	600,000	633,003
5% 4/1/27	500,000	529,687
5% 10/1/27	450,000	479,293
5% 4/1/28	465,000	496,697
5% 10/1/28	475,000	508,563
5% 4/1/29	480,000	516,273
5% 10/1/29	1,000,000	1,077,139
5% 4/1/30	1,010,000	1,084,162
5% 10/1/30	695,000	747,667
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	267,666
Series 2016 A1, 5% 12/1/41	1,215,000	1,229,250
Series 2021 A, 4% 12/1/50	1,000,000	866,838
Series 2021 B:
5% 12/1/28	625,000	671,948
5% 12/1/29	1,000,000	1,084,674
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (c)	50,000	50,190
5% 7/1/47 (c)	970,000	955,411
Series 2020 C, 5% 7/1/29 (c)	595,000	621,121
Series 2021:
5% 7/1/26 (c)	2,920,000	3,012,508
5% 7/1/27 (c)	4,020,000	4,163,467
5% 7/1/28 (c)	425,000	442,761
5% 7/1/34 (c)	1,000,000	1,026,854
5% 7/1/35 (c)	1,000,000	1,022,873
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	71,470
Series 2017 A, 5% 9/1/42	760,000	755,290
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	375,000
Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,073,144
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27 (Pre-Refunded to 1/15/24 @ 100)	275,000	281,894
Series 2019 A, 5% 8/1/26	220,000	231,240
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	51,814
Series 2018 B, 5% 9/1/43	50,000	51,017
Series 2019 A:
4% 9/1/35	170,000	161,765
5% 9/1/23	90,000	91,270
5% 9/1/34	80,000	86,046
Series 2019 B:
5% 9/1/25	140,000	145,079
5% 9/1/26	415,000	432,921
Series 2019 C, 5% 9/1/33	315,000	327,196
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	71,932
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	46,284
Series 2019 A:
4% 6/1/44	50,000	44,100
4% 6/1/49	115,000	98,595
5% 6/1/25	200,000	207,916
5% 6/1/44	85,000	86,732
5% 6/1/49	135,000	137,144
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	324,466
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	185,047
TOTAL PENNSYLVANIA		51,071,602
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
4% 7/1/33	1,608,885	1,414,855
4% 7/1/35	575,000	491,529
5.625% 7/1/27	190,000	193,946
5.625% 7/1/29	999,707	1,022,494
TOTAL PUERTO RICO		3,122,824
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/39	215,000	214,388
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	40,000	39,511
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (c)	110,000	110,201
5% 12/1/23 (c)	625,000	633,114
TOTAL RHODE ISLAND		997,214
South Carolina - 1.0%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	401,534
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	55,000	54,069
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	175,047
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	848,578
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	255,000	267,788
Series 2018, 5% 7/1/43 (c)	520,000	520,931
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	145,519
5% 12/1/29	500,000	517,787
5% 12/1/33	15,000	15,230
5% 12/1/38	80,000	80,242
Series 2016 B:
5% 12/1/31	105,000	107,895
5% 12/1/35	195,000	196,164
5% 12/1/41	175,000	173,822
Series A, 5% 12/1/23	145,000	147,957
Series B, 5% 12/1/24	500,000	512,725
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	25,969
4% 4/15/48	20,000	16,794
5% 4/15/48	1,415,000	1,387,078
TOTAL SOUTH CAROLINA		5,595,129
Tennessee - 1.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	477,032
5% 8/1/25	135,000	138,164
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (c)	450,000	463,154
5% 7/1/37 (c)	200,000	201,769
5% 7/1/38 (c)	1,315,000	1,324,252
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	55,000	55,140
Series 2019 B:
5% 7/1/38 (c)	655,000	661,795
5% 7/1/54 (c)	225,000	221,680
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	2,210,000	2,366,101
5% 1/1/30	2,400,000	2,665,855
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	460,000	459,705
Tennessee Hsg. Dev. Agcy. Residential:
Series 2021 1, 3% 7/1/51	610,000	579,234
Series 2021 3A, 3% 1/1/52	270,000	254,114
TOTAL TENNESSEE		9,867,995
Texas - 4.6%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	209,472
5% 8/1/26	200,000	212,129
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	115,000
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,003,440
Series 2021 B:
5% 1/1/33	640,000	663,528
5% 1/1/34	650,000	670,591
5% 1/1/35	550,000	564,414
5% 1/1/36	850,000	870,112
5% 1/1/37	1,100,000	1,121,478
5% 1/1/38	1,100,000	1,118,000
Series 2021 C, 5% 1/1/27	775,000	797,240
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	180,000	182,025
Series 2014 B:
5% 11/1/22 (c)	115,000	115,125
5% 11/1/29 (Pre-Refunded to 11/1/22 @ 100) (c)	35,000	35,048
Denton Independent School District Bonds Series 2014 B:
2%, tender 8/1/24 (b)	15,000	14,699
2%, tender 8/1/24 (b)	85,000	82,382
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	410,000	365,323
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	742,883
4% 3/1/36	750,000	726,644
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	193,827
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	725,899
5% 10/1/26	900,000	959,520
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	1,000,000	1,004,380
Series 2018 C:
5% 7/1/26 (c)	200,000	206,336
5% 7/1/30 (c)	120,000	124,444
Series 2018 D, 5% 7/1/39	260,000	268,688
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	393,321
4% 10/1/51	1,200,000	897,947
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	26,433
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	5,236
Series 2020 C, 5% 11/15/45	1,000,000	1,046,662
Series 2021 A, 5% 11/15/26	445,000	473,286
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (c)	320,000	325,975
Series 2017, 5% 11/1/31 (c)	25,000	25,447
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	307,828
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (b)	100,000	96,852
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	10,659
5% 8/15/47	10,000	10,143
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	87,832
Series 2021 B, 4% 1/1/32	2,000,000	1,985,083
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,270
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,338
Series 2020 A, 5% 5/15/50	475,000	493,671
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	271,250
Series 2018 A, 5% 7/1/29	305,000	323,007
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	124,409	103,651
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	105,000	103,008
Series A, 3.5% 3/1/51	155,000	148,984
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	879,308
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	85,451
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,133,942
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,050,695
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,088,590
TOTAL TEXAS		26,477,496
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/37 (c)	385,000	387,873
Series 2018 A:
5% 7/1/33 (c)	175,000	177,922
5.25% 7/1/48 (c)	130,000	131,146
TOTAL UTAH		696,941
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	320,000	297,009
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (c)	635,000	649,767
Series 2020 A, 5% 6/15/26 (c)	620,000	639,013
TOTAL VERMONT		1,585,789
Virginia - 1.7%
Arlington County Series 2021, 5% 6/15/26	1,600,000	1,700,980
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (b)	2,000,000	2,019,408
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	363,567
5% 9/1/24	315,000	320,296
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	102,490
5% 4/1/25	165,000	168,184
5% 4/1/36	500,000	501,609
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,821,967
4% 2/1/35	1,700,000	1,660,197
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (c)	1,465,000	1,347,987
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	125,000	119,793
TOTAL VIRGINIA		10,126,478
Washington - 2.4%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	232,208
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,519
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	55,000	55,552
Series 2015 B, 5% 3/1/25	70,000	72,151
Series 2015 C, 5% 4/1/24 (c)	50,000	51,008
Series 2018 A, 5% 5/1/31 (c)	350,000	362,579
Series 2019 A, 4% 4/1/44 (c)	100,000	84,583
Series 2021 C:
5% 8/1/24 (c)	445,000	455,803
5% 8/1/25 (c)	365,000	377,791
5% 8/1/26 (c)	495,000	516,866
5% 8/1/27 (c)	305,000	320,123
5% 8/1/28 (c)	860,000	905,455
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	182,805
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	297,660
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,115,434
Series 2021, 4% 7/1/31	555,000	491,028
Washington Gen. Oblig. Series 2021 C, 5% 2/1/44	3,010,000	3,181,948
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,161
5% 7/1/30	5,000	5,168
5% 7/1/31	10,000	10,305
5% 7/1/42	100,000	99,380
Series 2017, 4% 8/15/42	100,000	82,965
Series 2019 A2, 5% 8/1/44	255,000	247,092
Series 2020, 5% 9/1/40	735,000	737,009
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	563,903
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	1,021,379
5% 12/1/27	985,000	1,053,340
5% 12/1/28	500,000	540,425
5% 12/1/29	500,000	537,445
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	88,590
TOTAL WASHINGTON		13,705,675
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	50,389
Wisconsin - 1.1%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	62,301
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	150,463
5.25% 10/1/48	160,000	148,269
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	355,000	352,676
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	12,809
5% 10/1/48 (d)	20,000	16,519
5% 10/1/53 (d)	30,000	24,266
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	100,000	91,857
Series 2020, 3% 4/1/25 (d)	325,000	310,973
Series 2021 A, 4.5% 6/1/56 (d)	1,870,000	1,274,310
Series 2021 B, 6.5% 6/1/56 (d)	500,000	371,720
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,540,655
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	169,702
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	81,144
Series 2019 A:
2.25% 11/1/26	10,000	9,507
5% 11/1/22	230,000	229,971
5% 12/1/28	150,000	157,882
5% 12/1/29	150,000	157,869
Series 2019 B1, 2.825% 11/1/28	50,000	43,976
Series 2019 B2, 2.55% 11/1/27	30,000	28,072
Series 2019:
5% 10/1/24	175,000	180,259
5% 10/1/30	195,000	208,167
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	195,000	184,007
Series 2021 C, 3% 9/1/52	380,000	357,543
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C:
0.61%, tender 5/1/24 (b)	65,000	61,571
0.81%, tender 5/1/25 (b)	225,000	206,947
TOTAL WISCONSIN		6,433,435
Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 6/1/24 (c)	675,000	690,540
5% 12/1/24 (c)	695,000	714,724
5% 6/1/25 (c)	700,000	722,846
5% 12/1/25 (c)	375,000	388,861
TOTAL WYOMING		2,516,971
TOTAL MUNICIPAL BONDS (Cost $648,587,705)		573,664,252

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (f)(g) (Cost $5,929,000)	5,927,814	5,929,000

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $654,516,705)	579,593,252
NET OTHER ASSETS (LIABILITIES) - 0.3%	1,962,324
NET ASSETS - 100.0%	581,555,576

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,219,253 or 0.6% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	-	99,469,000	93,540,000	89,847	-	-	5,929,000	0.4%
Total	-	99,469,000	93,540,000	89,847	-	-	5,929,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Sales proceeds in the table above include the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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